ACQUISITION OF LA PRECIOSA (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Plant And Equipment	$ 53,069	$ 44,056
Fair values of the Assets acquired and Liabilities
Statement [Line Items]
Cash Paid	15,301
Note Payable	4,665
Common Shares	14,630
Share Purchase Warrants	2,240
Total Purchase Consideration	36,836
Transaction Costs	270
Total Acquisition Cost	37,106
Cash	168
Other Current Assets	1,121
Plant And Equipment	1,621
Exploration And Evaluation Assets	34,524
Accounts payable	(328)
Net Assets Acquired	$ 37,106